ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

March 3, 2009

Rajib Chanda

202-508-4671

202-383-7793 fax

rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers Trust I

File Nos. 033-44909; 811-06520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers Trust I (the “Trust”) hereby certifies that the following forms of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, which is the most recent amendment to the Trust’s Registration Statement on Form N-1A and was filed by electronic transmission on February 27, 2009:

(i) Statement of Additional Information for the Managers Fremont Global Fund, Managers Small Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers Fremont Bond Fund, and Managers California Intermediate Tax-Free Fund dated March 1, 2009.

(ii) Statement of Additional Information for the Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers AMG FQ U.S. Equity Fund, and Managers AMG FQ Global Alternatives Fund dated March 1, 2009.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda